Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	KBRIDGE ENERGY CORP.
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001212787
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,522,727
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 1,907	$ 1,851
Total assets	1,907	1,851
Current liabilities
Accounts payable and accrued liabilities	70,556	89,889
Loan payable (Note 4)	5,000	5,000
Due to related party (Note 5)	341,101	196,725
Total liabilities	416,657	291,614
Nature of operations and continuance of business (Note 1)
Stockholders' deficit
Preferred stock Authorized: unlimited preferred shares without par value Issued: nil preferred shares	0	0
Common stock Authorized: unlimited common shares without par value Issued and outstanding common shares: 14,522,727 shares	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	(88,263)	(88,263)
Deficit accumulated during the development stage	(2,694,968)	(2,569,981)
Total stockholders' deficit	(414,750)	(289,763)
Total liabilities and stockholders' deficit	$ 1,907	$ 1,851

Balance sheets Parentheticals (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, no par value	$ 0	$ 0
Preferred Stock, shares issued	0	0
Common Stock, no par value	$ 0	$ 0
Common Stock, shares issued	14,522,727	14,522,727
Common Stock, shares outstanding	14,522,727	14,522,727

Statements of operations (USD $)	12 Months Ended			110 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses
Consulting fees	0	19,093	38,343	220,288
Management fees (Note 5)	100,000	0	200,000	300,000
Foreign exchange (gain) loss	(7,821)	9,708	12,785	8,579
Investor relations	1,320	76,855	0	78,175
Office and miscellaneous	3,190	13,773	10,628	36,840
Professional fees	14,476	3,711	13,019	238,850
Rent (Note 5)	0	0	15,512	54,644
Transfer agent fees	870	1,792	10,326	12,988
Travel	12,952	30,257	36,462	87,415
Recovery of expenses	0	(74,970)	0	(74,970)
Total operating expenses	124,987	80,219	337,075	962,809
Loss before other income (expense)	(124,987)	(80,219)	(337,075)	(962,809)
Other income (expense)
Interest expense	0	0	0	(9,527)
Write-off of loan payable	0	0	215,280	215,280
Total other income (expense)	0	0	215,280	205,753
Loss from continuing operations	(124,987)	(80,219)	(121,795)	(757,056)
Loss from discontinued operations	0	0	0	(1,937,912)
Net loss for the period	$ (124,987)	$ (80,219)	$ (121,795)	$ (2,694,968)
Net loss per share, basic and diluted	$ (0.01)	$ 0	$ 0
Weighted average number of shares outstanding	14,522,727	35,225,062	28,322,054

Statements of stockholders' equity (deficit) (USD $)	Common Stock Number	Common Stock Amount USD ($)	Additional paid-in capital USD ($)	Accumulated Other Comprehensive Income Loss USD ($)	Deficit Accumulated During the Development Stage USD ($)	Total USD ($)
Balance at Oct. 23, 2002						0
Issued for cash	1,500,000	9,508	0	0	0	9,508
Foreign currency translation		$ 0	$ 0	$ 120	$ 0	$ 120
Net loss for the period		0	0	0	(25,843)	(25,843)
Balance at Dec. 31, 2002	1,500,000	9,508	0	120	(25,843)	(16,215)
Issued for:
Property and equipment	370,409	1	0	0	0	1
Equipment rental	10,769	1	0	0	0	1
Consulting services	46,154	1	0	0	0	1
License	200,000	0	0	0	0	0
Foreign currency translations		0	0	(22,683)	0	(22,683)
Net loss for the year		0	0	0	(248,365)	(248,365)
Balance at Dec. 31, 2003	2,127,332	9,511	0	(22,563)	(274,208)	(287,260)
Issued for:
Common stock cancelled	(600,000)	(3,802)	0	0	0	(3,802)
Issued for
Settlement of debt	159,216	26,560	0	0	0	26,560
Settlement of related party debt	32,000	256,160	0	0	0	256,160
Property and equipment.	96,679	1	0	0	0	1
Consulting services.	312,500	860,000	0	0	0	860,000
Cash.	120,000	39,024	0	0	0	39,024
Held for cancellation	1,000,000	0	0	0	0	0
Foreign currency translation.		0	0	(53,445)	0	(53,445)
Net loss for the year.		0	0	0	(1,349,209)	(1,349,209)
Balance at Dec. 31, 2004	3,247,727	1,187,454	0	(76,008)	(1,623,417)	(511,971)
Issued for.
Settlements of related party debt	1,750,000	610,000	0	0	0	610,000
Cash,	400,000	100,000	0	0	0	100,000
Foreign currency translation,		0	0	(2,358)	0	(2,358)
Net loss for the year,		0	0	0	(372,529)	(372,529)
Balance at Dec. 31, 2005	5,397,727	1,897,454	0	(78,366)	(1,995,946)	(176,858)
Issued for:
Common stock cancelled	(1,000,000)	0	0	0	0	0
Issued for:-
Settlement of debt.	75,000	7,500	0	0	0	7,500
Settlement of related party debt.	1,000,000	100,000	0	0	0	100,000
Foreign currency translation:		0	0	(68)	0	(68)
Net loss for the years		0	0	0	(136,089)	(136,089)
Balance at Dec. 31, 2006	5,472,727	2,004,954	0	(78,434)	(2,132,035)	(205,515)
Issued for:-
Imputed interest		0	9,527	0	0	9,527
Foreign currency translations.		0	0	(24,451)	0	(24,451)
Net loss for the years.		0	0	0	(93,158)	(93,158)
Balance at Dec. 31, 2007	5,472,727	2,004,954	9,527	(102,885)	(2,225,193)	(313,597)
Issued for:-
Issued for cash.	20,000,000	100,000	0	0	0	100,000
Foreign currency translation;		0	0	14,622	0	14,622
Net loss for the period.		0	0	0	(142,774)	(142,774)
Balance at Dec. 31, 2008	25,472,727	2,104,954	9,527	(88,263)	(2,367,967)	(341,749)
Issued for:-
Issued for director's fees	5,000,000	200,000	0	0	0	200,000
Net loss for the year.,		0	0	0	(121,795)	(121,795)
Balance at Dec. 31, 2009	30,472,727	2,304,954	9,527	(88,263)	(2,489,762)	(263,544)
Issued for:-
Issued to acquire Blue Cree Co., Ltd.	20,000,000	0	0	0	0	0
Cancelled	(36,100,000)	0	0	0	0	0
Issued for investor relations services	150,000	54,000	0	0	0	54,000
Net loss for the period,		0	0	0	(80,219)	(80,219)
Balance at Dec. 31, 2010	14,522,727	2,358,954	9,527	(88,263)	(2,569,981)	(289,763)
Issued for:-
Net loss for the year,.		$ 0	$ 0	$ 0	$ (124,987)	$ (124,987)
Balance at Dec. 31, 2011	14,522,727	2,358,954	9,527	(88,263)	(2,694,968)	(414,750)

Statements of cash flows (USD $)	12 Months Ended			110 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Operating activities
Net loss from continuing operations	$ (124,987)	$ (80,219)	$ (121,795)	$ (757,056)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange loss	0	8,125	12,785	14,817
Stock-based compensation	0	54,000	200,000	254,000
Write-off of loans payable	0	0	(215,280)	(215,280)
Changes in operating assets and liabilities:
Prepaid expenses	0	0	15,516	0
Accounts payable and accrued liabilities	(19,333)	0	0	64,616
Due to a related party	107,628	(24,390)	(9,624)	107,628
Net cash used in operating activities	(36,692)	(42,484)	(118,398)	(531,275)
Financing activities
Proceeds from loans payable	0	5,000	70,405	220,280
Proceeds from issuance of common stock	0	0	0	248,532
Advances from related parties	36,748	38,581	56,337	982,074
Repayment of related party debt	0	0	(18,008)	(82,076)
Net cash provided by financing activities	36,748	43,581	108,734	1,368,810
Net cash used in discontinued operations	0	0	0	(777,427)
Effect of exchange rate changes on cash	0	0	0	(58,201)
Change in cash	56	1,097	(9,664)	1,907
Cash, beginning of period	1,851	754	10,418
Cash, end of period	1,907	1,851	754	1,907
Supplemental cash flow information (Note 7)
Cash paid for interest	0	0	0	0
Cash paid for income tax	0	0	0	0
Non-cash investing and financing activities:
Shares issued to acquire property and equipment	0	0	0	2
Shares issued to settle debt	0	0	0	34,060
Shares issued to settle related party debt	$ 0	$ 0	$ 0	$ 966,160

Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Continuance Of Business
Nature of Operations and Continuance of Business

1. Nature of Operations and Continuance of Business

The Company was incorporated under the laws of British Columbia, Canada, on October 23, 2002 as Penn Biotech Inc. On January 13, 2005, the Company changed its name from Penn Biotech Inc. to United Traffic System Inc. On November 30, 2007 the Company changed its name to Corpus Resources Corporation. On June 23, 2009, the Company changed its name to NeoMedyx Medical Corp. On February 24, 2010, the Company changed its name to Blue Marble Media Corp. On December 8, 2011, the Company changed its name to Kbridge Energy Corp. The Company is a development stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company is currently exploring business opportunities.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never generated revenues since inception of the development stage and is unlikely generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2011, the Company has a working capital deficiency of $414,750 and has accumulated losses of $2,694,968 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars.

(b)

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(c)

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

 (d)

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of December 31, 2011 and 2010, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The Company files federal and provincial income tax returns in Canada. The Company may be subject to a reassessment of federal and provincial income taxes by Canadian tax authorities for a period of three years from the date of the original notice of assessment in respect of any particular taxation year. The open taxation years range from 2008 to 2010. Tax authorities of Canada have not audited any of the Company’s income tax returns for the open taxation years noted above.

The Company recognizes interest and penalties related to uncertain tax positions in tax expense. During the years ended December 31, 2011, 2010 and 2009, there were no charges for interest or penalties.

(e)

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(f)

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Management has adopted ASC 830, “Foreign Currency Matters”. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

(g)

Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2011, 2010 and 2009, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

 (h)

Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, accrued liabilities, loan payable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(i)

Loss per Share

The Company computes loss per share in accordance with ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive.

 (j)

Recent Accounting Pronouncements

In January 2010, the FASB issued an amendment to ASC 820, “Fair Value Measurements and Disclosures”, to require reporting entities to separately disclose the amounts and business rationale for significant transfers in and out of Level 1 and Level 2 fair value measurements and separately present information regarding purchase, sale, issuance, and settlement of Level 3 fair value measures on a gross basis. This standard is effective for interim and annual reporting periods beginning after December 15, 2009 with the exception of disclosures regarding the purchase, sale, issuance, and settlement of Level 3 fair value measures which are effective for fiscal years beginning after December 15, 2010. The adoption of the applicable standard on January 1, 2011 did not have a material effect on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

(k)

Reclassifications

Certain comparative figures have been reclassified to conform to the current year's presentation.

Agreement with Blue Cree Co., Ltd.	12 Months Ended
Dec. 31, 2011
Agreement with Blue Cree Co., Ltd.
Agreement with Blue Cree Co., Ltd.

3. Agreement with Blue Cree Co., Ltd.

On January 2, 2010, the Company entered into an agreement with Blue Cree Co., Ltd. (“Blue Cree”), a company registered in the Republic of South Korea, whereby the Company would acquire all of the issued and outstanding shares of Blue Cree by issuing 20,000,000 shares of common stock to the shareholders of Blue Cree. Prior to closing, the Company cancelled 16,100,000 shares of common stock as required by the agreement. The agreement closed on April 13, 2010. On December 30, 2010, the agreement was terminated and the 20,000,000 shares of common stock issued to the shareholders of Blue Cree were returned and cancelled.

Loan Payable	12 Months Ended
Dec. 31, 2011
Loan Payable.
Loan Payable	4. Loan Payable As at December 31, 2011, the Company owed $5,000 (2010 – $5,000) to an unrelated party which is non-interest bearing, unsecured, and due on demand.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

5. Related Party Transactions

(a) As at December 31, 2011, the Company owed $341,101 (2010 – $196,725) to the Chairman of the Company which is non-interest bearing, unsecured, and due on demand.

(b) During the year ended December 31, 2011, the Company paid rent of $nil (2010 - $nil; 2009 - $15,512) to a company controlled by the Chairman of the Company.

(c) During the year ended December 31, 2011, the Company incurred management fees of $100,000 (2010 - $nil; 2009 - $200,000) to the Chairman of the Company for services rendered during the year.

Common Stock	12 Months Ended
Dec. 31, 2011
Common Stock
Common Stock

6. Common Stock

Share transactions for the year ended December 31, 2010:

(a)

On April 2, 2010, the Company cancelled 16,100,000 shares of common stock that were returned to the Company as required by the Blue Cree agreement.

(b)

On April 13, 2010, the Company issued 20,000,000 shares of common stock to the shareholders of Blue Cree.

(c)

On June 17, 2010, the Company issued 150,000 shares of common stock with a fair value of $54,000 to an investor relations consultant.

(d)

On December 30, 2010, the Company cancelled the 20,000,000 shares of common stock issued to the Blue Cree shareholders. Refer to Note 3.

Supplemental Cash Flows Information Text Block	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flows Information
Supplemental Cash Flows Information

7. Supplemental Cash Flow Information

	Year ended December 31, 2011 $	Year ended December 31, 2010 $	Year ended December 31, 2009 $	Accumulated from October 23, 2002 (date of inception) to December 31, 2011 $

Cash paid for interest	–	–	–	–
Cash paid for income tax	–	–	–	–
Non-cash investing and financing activities: Non-cash investing and financing activities:
Shares issued to acquire property and equipment	–	–	–	2
Shares issued to settle debt	–	–	–	34,060
Shares issued to settle related party debt	–	–	–	966,160

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

8. Income Taxes

The Company has non-capital losses carried forward of $2,420,760 available to offset taxable income in future years which expires beginning in fiscal 2015.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26.5% (2010 – 28.5%; 2009 - 30%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2011 $	2010 $	2009 $
Income tax recovery at statutory rate	(33,122)	(22,862)	(36,539)
Changes in enacted tax rates	1,875	(5,885)	4,798
Expiry of non-capital loss	–	70,784	7,753
Change in valuation allowance	31,247	(42,037)	23,988

Provision for income taxes	–	–	–

The significant components of deferred income tax assets and liabilities at December 31, 2011 and 2010, are as follows:

	2011 $	2010 $

Non-capital losses carried forward	605,190	573,943

Valuation allowance	(605,190)	(573,943)

Net deferred income tax asset	–	–

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

9. Subsequent Events

(a) On February 17, 2012, the Company entered into a consulting agreement whereby it will provide advisory consulting services to a company in connection with that company’s negotiations for financing with a another company introduced by the Company. In February 2012, the Company received consulting revenue of Cdn$400,000.

(b) On February 28, 2012, the Company advanced a loan of AUD$30,000 to a private company (the “debtor”) for the purpose of acquiring intangible assets in the form of intellectual property with a view to converting debt to equity by subscribing for shares in the debtor if the patents are successfully acquired by the debtor. The amount advanced is non-interest bearing, unsecured, and due on demand.